SIX CIRCLES FUNDS

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

Six Circles MEP U.S. Unconstrained Fund

Six Circles MEP International Unconstrained Fund

Six Circles Multi-Strategy Fund

(each a series of Six Circles Trust)

Supplement dated June 25, 2025

to the Statement of Additional Information dated May 1, 2025

Effective June 17, 2025, Gregory R. McNeil became President and Principal Executive Officer of the Trust, and Tricia Larkin became Principal Financial Officer and Treasurer of the Trust.

Accordingly, the table in the “Officers” section of Part II of the Statement of Additional Information is hereby amended to replace the President and Principal Executive Officer and the Principal Financial Officer and Treasurer with the following:

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Year
Gregory R. McNeil, CPA (1975) President and Principal Executive Officer since 2025	Managing Director, J.P. Morgan Private Investments Inc. (2024-present); Managing Director, J.P. Morgan Securities LLC (2024-present); Principal Financial Officer and Treasurer, Six Circles Funds (2018-2025); Executive Director, J.P. Morgan Securities LLC (2018-2024); Director, Six Circles Multi-Strategy Sub-Fund I Ltd. (2024-present); Director, Six Circles Multi-Strategy Sub-Fund II Ltd. (2024-present); Director, Six Circles Credit Opportunities Fund (Cayman) Ltd. (2023-present); Vice President, AQR Capital Management, LLC; Treasurer, AQR Funds (2015-2018).

Tricia Larkin (1979) Principal Financial Officer and Treasurer since 2025	Executive Director, J.P. Morgan Private Investments Inc. (2025-present); Executive Director, J.P. Morgan Securities LLC (2025-present); Senior Vice President, Ariel Investments, LLC (2023-2025); Senior Vice President, Fund Administration, First Eagle Investment Management, LLC (2019-2023).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

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